Label	Element	Value
(John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income, long-term growth of capital and income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). Although the fund does not impose any sales charges on Class I shares, you may pay commissions to your broker on your purchases and sales of Class I shares, which are not reflected in the table and example below. More information about these and other discounts is available from your financial professional and on pages 23 to 25 of the prospectus under “Sales charge reductions and waivers” or pages 133 to 136 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities. The fund allocates its investments among a diversified mix of debt and equity securities, including securities of other investment companies that invest in debt and equity securities.
For the equity portfolio, the manager looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The manager uses fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings, and price-to-sales.
The manager then looks for a positive catalyst in a company’s near-term outlook that it believes will accelerate earnings or improve value of the company’s assets. These positive catalysts may include, but are not limited to, new, improved, or unique products or services; new or rapidly expanding markets for the company’s products; new management; changes in the economic, financial, political, or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The manager also considers an issuer’s dividend-paying prospects and overall financial strength.
The fund’s debt portfolio is intended to enhance current income and provide added stability. The fund may invest in bonds of any maturity. The fund’s bond investments are primarily rated investment-grade (rated BBB or above by Standard & Poor’s Ratings Services or Baa or above by Moody’s Investors Service, Inc. and unrated equivalents). Up to 20% of assets may be invested in below-investment-grade bonds (i.e., junk bonds) rated as low as C by Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc. and their unrated equivalents. The fund’s investment policies are based on credit ratings at the time of purchase.
Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may invest up to 50% of assets in mortgage-backed securities. The fund may trade securities actively.
The fund may engage in derivatives transactions to a limited extent. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options, and foreign currency forward contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund’s performance or otherwise constrain the fund’s ability to achieve its investment objective.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Investment company securities risk. Underlying fund fees and expenses associated with investments in other investment companies are borne by fund shareholders.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Bloomberg Barclays U.S. Aggregate Bond Index and the 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index represent broad measures of the U.S. stock and bond markets and show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
A note on performance
Class A, Class R6, and Class R2 shares commenced operations on October 5, 1992, September 1, 2011, and March 1, 2012, respectively. Returns shown prior to a class’s commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R2 and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.00% to 4.50%, effective August 1, 2019.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020, 14.79% Worst quarter: Q3 2011, -11.61%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	11.11%
10 Years	rr_AverageAnnualReturnYear10	10.02%
Class A | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 20
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 554
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,018
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,707
Annual Return 2011	rr_AnnualReturn2011	(3.23%)
Annual Return 2012	rr_AnnualReturn2012	15.35%
Annual Return 2013	rr_AnnualReturn2013	19.39%
Annual Return 2014	rr_AnnualReturn2014	8.24%
Annual Return 2015	rr_AnnualReturn2015	(1.90%)
Annual Return 2016	rr_AnnualReturn2016	8.08%
Annual Return 2017	rr_AnnualReturn2017	13.92%
Annual Return 2018	rr_AnnualReturn2018	(4.95%)
Annual Return 2019	rr_AnnualReturn2019	21.28%
Annual Return 2020	rr_AnnualReturn2020	15.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 2020, 14.79%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 2011, -11.61%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	9.47%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Class A | after tax on distributions | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	8.46%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Class A | after tax on distributions, with sale | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.45%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Class C | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 20
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,909
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,909
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	9.71%
10 Years	rr_AverageAnnualReturnYear10	8.22%
Class I | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 965
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	10.82%
10 Years	rr_AverageAnnualReturnYear10	9.18%
Class R2 | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,408
1 Year	rr_AverageAnnualReturnYear01	15.85%
5 Years	rr_AverageAnnualReturnYear05	10.37%
10 Years	rr_AverageAnnualReturnYear10	8.80%
Class R4 | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,226
1 Year	rr_AverageAnnualReturnYear01	16.18%
5 Years	rr_AverageAnnualReturnYear05	10.65%
10 Years	rr_AverageAnnualReturnYear10	8.99%
Class R5 | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
1 Year	rr_AverageAnnualReturnYear01	16.40%
5 Years	rr_AverageAnnualReturnYear05	10.87%
10 Years	rr_AverageAnnualReturnYear10	9.23%
Class R6 | (John Hancock Balanced Fund - Classes A, B, C, I, R2, R4, R5 and R6) | (John Hancock Balanced Fund)
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	16.46%
5 Years	rr_AverageAnnualReturnYear05	10.93%
10 Years	rr_AverageAnnualReturnYear10	9.26%

[1]
1	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[2]
2	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.